Note 13 - Earnings (Loss) Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net loss attributable to common shareholders	$ (45,946,822)	$ (15,687,132)	$ (19,359,005)
Weighted average common shares – Outstanding (in shares)	8,165,703	6,410,794	5,479,418
Earnings Per Share, Basic and Diluted	$ (5.63)	$ (2.45)	$ (3.53)